Reclassification out of accumulated other comprehensive income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Personnel costs	$ 461,867	$ 465,702	$ 453,370
Noninterest Income Other Operating Income	504,614	127,584	97,711
Net Gain Loss And Valuation Adjustments On Investment Securities	7,966	(1,707)	10,844
Mortgage banking activities	71,673	84,791	(4,483)
Income Tax Expense Benefit	(251,327)	(26,403)	114,927
Net Income	599,327	245,275	151,325
Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income Tax Expense Benefit	7,402	7,048	3,604
Net Income	(14,356)	(29,488)	(18,447)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income Loss From Continuing Operations Before Income Taxes Extraordinary Items Noncontrolling Interest	(24,674)	(24,959)	(12,012)
Net Income	(17,272)	(17,911)	(8,408)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment [Member] | Defined Benefit Plan Amortization Of Gains Losses [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Personnel costs	(24,674)	(25,159)	(12,973)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment [Member] | Defined Benefit Plan Amortization Of Prior Service Cost Credit [Member]

Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Personnel costs	0	200	961
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Investment Gain Loss [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income Loss From Continuing Operations Before Income Taxes Extraordinary Items Noncontrolling Interest	2,110	(1,707)	8,044
Income Tax Expense Benefit	(317)	13	(1,219)
Net Income	1,793	(1,694)	6,825
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Investment Gain Loss [Member] | Realized Gain Loss On Sale Of Investments [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net Gain Loss And Valuation Adjustments On Investment Securities	2,110	(1,707)	8,044
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income Loss From Continuing Operations Before Income Taxes Extraordinary Items Noncontrolling Interest	1,839	(14,119)	(9,686)
Income Tax Expense Benefit	(716)	4,236	2,906
Net Income	1,123	(9,883)	(6,780)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | Forward Contracts [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Mortgage banking activities	1,839	(14,119)	(9,686)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Translation Adjustment
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income Loss From Continuing Operations Before Income Taxes Extraordinary Items Noncontrolling Interest	0	0	(10,084)
Income Tax Expense Benefit	0	0	0
Net Income	0	0	(10,084)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Translation Adjustment | Cumulative Translation Adjustment Reclassified Into Earnings [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Noninterest Income Other Operating Income	$ 0	$ 0	$ (10,084)